FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Disclosure of exposure to commodity price risk [Table Text Block]
	As at December 31,
	2025	2024
Copper increase/decrease by US$0.10 per pound(1)	335	1,270

Disclosure of impact on earnings after tax and equity [Table Text Block]
	As at December 31,
	2025	2024
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(5,102)	(3,444)
Lease liabilities	(221)	(358)
Gibraltar equipment loans	(306)	(421)
	(5,629)	(4,223)
Cash flow sensitivity for variable-rate instruments
Cash	1,359	1,206

Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD [Table Text Block]
	As at December 31,
	2025	2024
Impact on net loss	41,328	49,510
Impact on foreign currency translation	1,126	(1,320)
Total impact on comprehensive income (loss)	42,454	48,190

Disclosure of maturity analysis for non-derivative financial liabilities [Table Text Block]
	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	100,272	-	-	-
Long-term debt	56,537	113,075	770,106	-
PER	-	-	-	155,651
Equipment loans	30,846	28,887	1,529	-
Lease liabilities	1,841	3,392	1,803	-
Cariboo Consideration Payable	13,800	50,500	30,500	47,200
Florence Copper Stream(1)	6,744	91,501	-	-
Florence Royalty Obligation	4,536	19,811	19,376	128,119
Derivative liability copper collars	29,165	-	-	-
	243,741	307,166	823,314	330,970

Disclosure of fair value measurement of assets [Table Text Block]
	Level 1	Level 2	Level 3	Total
December 31, 2025
Financial assets and liabilities classified as FVPL
Derivative liability copper collars	-	(29,165)	-	(29,165)
Cariboo contingent performance payable	-	-	(42,862)	(42,862)
Florence Copper Stream and Buy Back Option	-	-	(98,245)	(98,245)
Settlement receivables	10,820	-	-	10,820
Settlement payables	(1,485)	-	-	(1,485)
	9,335	(29,165)	(141,107)	(160,937)
Financial assets designated as FVOCI
Marketable securities	2,409	-	-	2,409
Investment in private companies	-	-	500	500
	2,409	-	500	2,909
December 31, 2024
Financial assets and liabilities classified as FVPL
Derivative asset copper put and call options	-	26,568	-	26,568
Derivative asset fuel call options	-	332	-	332
Cariboo contingent performance payable	-	-	(36,363)	(36,363)
Florence Copper Stream and Buy Back Option	-	-	(67,813)	(67,813)
Settlement receivables	1,460	-	-	1,460
	1,460	26,900	(104,176)	(75,816)
Financial assets designated as FVOCI
Marketable securities	895	-	-	895
Investment in private companies	-	-	500	500
	895	-	500	1,395